Variable Interest Entities (Details 2) (USD $) In Billions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 2.9	$ 4.1
Noninvestment-grade [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0	0
Investment Grade AAA to AAA- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	2.0	1.9
Investment Grade AA+ to AA- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	10.1	11.2
Investment Grade A+ to A- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0.6	0.6
Investment Grade BBB to BBB- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0	0
Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 12.7	$ 13.7
Weighted-average expected life of assets (years)	17.6	15.5